Significant Accounting Policies - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advances for vessels and drillships under construction and related costs	$ 623,984,000	$ 679,008,000
VIE, total assets	64,314,000	35,782,000
VIE, total liabilities	65,358,000	56,556,000
VIE, net assets	(1,044,000)	(20,774,000)
Capitalized interest	39,225,000	69,714,000	58,967,000
Estimated residual value of vessels per lightweight ton	250
Vessel impairment charge	38,148,000	43,490,000	0
Maintenance And Vessel Operating Expense Average Annual Inflation Rate Assumption	2.00%
Fleet Utilization Assumption	98.00%
Variances On Time Charter Rates Upper Limit	97.50%
Variances On Time Charter Rates Lower Limit	92.50%
Amortization and write off of Financing Costs	50,551,000	46,006,000	17,565,000
Number Of Pension Benefit Plans		10
Managed By Norwegian Life Insurance Companies
Number Of Pension Benefit Plans		5
Managed By International Life Insurance Companies
Number Of Pension Benefit Plans		5
Vessels
Useful life	25 years
Drilling Rigs And Drill Ships Bare Deck
Useful life	30 years
Drilling Rigs And Drillships Other Assets Parts
Useful life	5 to 15 years
One long lived asset
Vessel impairment charge	0	0	0
Drilling Rigs
Residual value per drillship/ drilling rig	35,000,000	35,000,000	35,000,000
Drillships
Residual value per drillship/ drilling rig	50,000,000	50,000,000	50,000,000
Cumulative installments payments to the yards
Advances for vessels and drillships under construction and related costs	$ 515,856,000